Document And Entity Information	3 Months Ended
Mar. 31, 2021
Document And Entity Information Abstract
Entity Registrant Name	Evolv Technologies Holdings, Inc.
Entity Central Index Key	0001805385
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false